CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD HKD in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	HKD 803,614	HKD 101	HKD 26,455	HKD 17,901	HKD 759,157
Balance (in shares) at Dec. 31, 2013		12,938,128
Net income for the year	167,821	HKD 0	0	0	167,821
Dividend paid	(30,275)	0	0	0	(30,275)
Warrants repurchases	(406)	HKD 0	(406)	0	0
Warrants repurchases (in shares)		0
Cumulative translation adjustment	(7,764)	HKD 0	0	(7,764)	0
Balance at Dec. 31, 2014	932,990	HKD 101	26,049	10,137	896,703
Balance (in shares) at Dec. 31, 2014		12,938,128
Net income for the year	131,335	HKD 0	0	0	131,335
Dividend paid	(121,101)	0	0	0	(121,101)
Cumulative translation adjustment	(2,538)	0	0	(2,538)	0
Balance at Dec. 31, 2015	940,686	HKD 101	26,049	7,599	906,937
Balance (in shares) at Dec. 31, 2015		12,938,128
Net income for the year	692,042	HKD 0	0	0	692,042
Dividend paid	(837,614)	0	0	0	(837,614)
Cumulative translation adjustment	(13,490)	0	0	(13,490)	0
Balance at Dec. 31, 2016	HKD 781,624	HKD 101	HKD 26,049	HKD (5,891)	HKD 761,365
Balance (in shares) at Dec. 31, 2016		12,938,128